Contingent Liabilities and Commitments - Additional Information (Detail) € in Millions, ₫ in Millions, ₩ in Millions, ¥ in Millions, ¥ in Millions, $ in Millions	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 VND (₫)	Dec. 31, 2019 KRW (₩)
Disclosure of contingent liabilities [Line Items]
Maximum aggregate accounts receivable sales negotiating facilities entered into with several banks	₩ 1,213,120	$ 1,115.0
Long-term advances	0						₩ 320,582
Long-term supply agreements [member]
Disclosure of contingent liabilities [Line Items]
Long-term advances	217,600	200.0
KB Kookmin Bank [member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees obtained from banks for certain tax payments and settlement of litigation	367,200	338.0
Bank of China [member] | LG Display (China) Co., Ltd. [member] | CNY [member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees obtained from banks for certain tax payments and settlement of litigation	107,522			¥ 644
Bank of China [member] | LG Display (China) Co., Ltd. [member] | JPY [member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees obtained from banks for certain tax payments and settlement of litigation	9,488		¥ 900
Bank of China [member] | LG Display (China) Co., Ltd. [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees obtained from banks for certain tax payments and settlement of litigation	544	0.5
Bank of China [member] | LG Display (China) Co., Ltd. [member] | EUR [member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees obtained from banks for certain tax payments and settlement of litigation	3,346				€ 2.5
Bank of China [member] | LG Display (China) Co., Ltd. [member] | VND [member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees obtained from banks for certain tax payments and settlement of litigation	2,341					₫ 49,694
Shinhan bank [member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees obtained from banks for certain tax payments and settlement of litigation	2,176	2.0
Korea Development Bank [member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees obtained from banks for certain tax payments and settlement of litigation	332,724	306.0
KB Kookmin Bank and Other Various Banks [member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees obtained from banks for certain tax payments and settlement of litigation	367,200	$ 338.0
China Construction Bank [member]
Disclosure of contingent liabilities [Line Items]
Property, plant and equipment and others provided as pledged assets for secured bank loans	651,466
China Construction Bank [member] | CNY [member]
Disclosure of contingent liabilities [Line Items]
Secured bank borrowing	₩ 3,225,667			¥ 19,320